SCHEDULE OF OTHER COMPREHENSIVE INCOME (LOSS) (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Equity [Abstract]
Income (losses) during the year	¥ 7,656	¥ (7,273)	¥ 3,588
Income (losses) before tax effect	7,656	(7,273)	3,588
Income (losses) after tax effect	7,656	(7,273)	3,588
Total
Income (losses) during the year	7,656	(7,273)	3,588
Income (losses) before tax effect	7,656	(7,273)	3,588
Income (losses) after tax effect	¥ 7,656	¥ (7,273)	¥ 3,588